Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
At cost [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, Beginning	$ 20,214,731	$ 19,391,450
Additions	14,569	2,496,621
Impairments		(1,673,340)
Cost, Ending	20,229,300	20,214,731
At cost [member] | Software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, Beginning	14,748,071	12,251,450
Additions	14,569	2,496,621
Impairments
Cost, Ending	14,762,640	14,748,071
At cost [member] | Customer Relationships [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, Beginning	3,645,622	4,840,000
Additions
Impairments		(1,194,378)
Cost, Ending	3,645,622	3,645,622
At cost [member] | Tradename [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, Beginning	514,445	750,000
Additions
Impairments		(235,555)
Cost, Ending	514,445	514,445
At cost [member] | Developed Technology [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, Beginning	1,306,593	1,550,000
Additions
Impairments		(243,407)
Cost, Ending	1,306,593	1,306,593
Accumulated amortizationt [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Accumulated amortization, Beginning	13,156,365	10,218,942
Amortization	1,371,951	2,937,423
Accumulated amortization, Ending	14,528,316	13,156,365
Accumulated amortizationt [Member] | Software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Accumulated amortization, Beginning	11,334,220	9,614,894
Amortization	957,620	1,729,326
Accumulated amortization, Ending	12,301,840	11,334,220
Accumulated amortizationt [Member] | Customer Relationships [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Accumulated amortization, Beginning	1,037,145	345,715
Amortization	177,198	691,430
Accumulated amortization, Ending	1,214,343	1,037,145
Accumulated amortizationt [Member] | Tradename [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Accumulated amortization, Beginning
Amortization
Accumulated amortization, Ending
Accumulated amortizationt [Member] | Developed Technology [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Accumulated amortization, Beginning	775,000	258,333
Amortization	237,133	516,667
Accumulated amortization, Ending	1,012,133	775,000
Carrying amount [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying amounts, Beginning	7,058,366	9,172,507
Carrying amounts, Ending	5,700,984	7,058,366
Carrying amount [member] | Software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying amounts, Beginning	3,403,851	2,636,556
Carrying amounts, Ending	2,460,800	3,403,851
Carrying amount [member] | Customer Relationships [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying amounts, Beginning	2,608,477	4,494,285
Carrying amounts, Ending	2,431,279	2,608,477
Carrying amount [member] | Tradename [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying amounts, Beginning	514,445	750,000
Carrying amounts, Ending	514,445	514,445
Carrying amount [member] | Developed Technology [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying amounts, Beginning	531,593	1,291,667
Carrying amounts, Ending	$ 294,460	$ 531,593